PROPERTY, PLANT AND EQUIPMENT - Summary of Movement (Details) € in Millions	6 Months Ended
Jul. 01, 2022 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value as at 31 December 2021	€ 5,248
Additions	251
Disposals	(9)
Depreciation expense	(336)
Transfers and reclassifications	(19)
Currency translation adjustments	29
Net book value as at 2 July 2021	5,164
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Net book value as at 2 July 2021	€ 663